EQUITY - Company’s Equity Instruments (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 12, 2025 USD ($) vote $ / shares shares	Dec. 31, 2024 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) vote $ / shares shares	Dec. 31, 2023 USD ($) vote $ / shares shares	Sep. 30, 2025 $ / shares shares
Capital Unit [Line Items]
Common stock, par value per share (in USD per share) | $ / shares		$ 0.00001	$ 0.0001	$ 0.00001	$ 0.00001
Preferred stock, par value (in USD per share) | $ / shares		0.00001		$ 0.00001	$ 0.00001
Number of votes for each share of common stock held | vote				1	1
Shares acquired, average cost per share (in usd per share) | $ / shares		$ 5.38
Preferred stock outstanding, shares required, protection provisions		16,216,122		16,216,122
Preferred stock, shares issued (in shares)		111,900,495		111,900,495	104,575,110	0
Proceeds from issuance of convertible preferred stock | $			$ 73,300
Stock issuance costs | $				$ 1,517	$ 0
Common stock, shares issued (in shares)		69,300,284	1,550,993	69,300,284	51,618,208
Common Class A
Capital Unit [Line Items]
Common stock, par value per share (in USD per share) | $ / shares						$ 0.0001
Number of votes for each share of common stock held | vote	1
Convertible preferred stock, shares issued (in shares)	113,910,905
Common stock, shares issued (in shares)		0		0		174,853,649
Common Class A | IPO
Capital Unit [Line Items]
Number of shares issued (in shares)	36,225,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 25.00
Stock issuance costs | $	$ 8,800
Common Class B
Capital Unit [Line Items]
Common stock, par value per share (in USD per share) | $ / shares						$ 0.0001
Conversion of stock, shares converted (in shares)	1,500,000
Number of votes for each share of common stock held | vote	10
Common stock, shares issued (in shares)		0		0		37,893,047
Common Class B | Controlling Party
Capital Unit [Line Items]
Convertible preferred stock, shares issued (in shares)	39,393,047
Blockchain Common Stock
Capital Unit [Line Items]
Common stock, par value per share (in USD per share) | $ / shares						$ 0.0001
Common stock, shares issued (in shares)		0		0		0
Convertible Preferred Stock
Capital Unit [Line Items]
Preferred stock, par value (in USD per share) | $ / shares						$ 0.0001
Preferred stock, shares issued (in shares)		0	7,325,385	0		0
Shares issued, price per share (in usd per share) | $ / shares			$ 10.01
Stock issuance costs | $			$ 1,500
Common Stock
Capital Unit [Line Items]
Number of shares issued (in shares)			14,947,111
Common stock, par value per share (in USD per share) | $ / shares		$ 0.00001		$ 0.00001
Common stock repurchase and retirement (in shares)		186,054
Common stock, shares issued (in shares)		69,300,284		69,300,284		0